Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Summary of related party transaction

		Period from 19	Period from 1
		December to 31	January to 18	Year ended 31	Year ended 31
	Notes	December 2019	December 2019	December 2018	December 2017
		Successor (NFH)	Predecessor (HHH)
Purchases of medical equipment from Ample and CML		67	16,865	882	2,770
Purchases of medical services from Fuji		75	1,746	1,006	—
Purchases of medical services from Fosun Medical		83	59	—	—
Management consulting services from TPG and Fosun		—	3,797	3,637	3,715
Advances to senior executives		63,405	—	14,705	14,000
Management services to Sanjiu Hospital		148	—	—	—
Transaction bonus to senior executives		4,553	—	—	—
Transaction expense reimbursement to Fosun		34,977	—	—	—
Gain on disposal of CML	(i)	—	—	—	29,618

Compensation of key management personnel of the Group

	Period from 19	Period from 1
	December to 31	January to 18	Year ended 31	Year ended 31
	December 2019	December 2019	December 2018	December 2017
	Successor (NFH)	Predecessor (HHH)
Short term employee benefits	5,284	19,783	16,526	13,415
Post-employment benefits	5	145	140	101
Share-based compensation expense	9,555	12,360	13,062	18,884
Total compensation paid to key management personnel	14,844	32,288	29,728	32,400